Commitments and Contingencies - Summary of Future Minimum Operating Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 1,779
2023	2,315
2024	1,067
Total future minimum lease payments	$ 5,161